Equity reserves and long-term incentive plan awards - Disclosure of detailed information about amount and movement in restricted share units (Details) - Restricted Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Balance, beginning of year	548,284	564,237
Assumed in Acquisition	0	75,760
Granted	223,000	270,000
Settled in cash	(204,581)	(302,046)
Settled in common shares	(77,996)	0
Forfeited	(49,267)	(59,667)
Balance, end of year	439,440	548,284